General (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Premiums and Contract Charges by Product

The following table summarizes premiums and contract charges by product.

($ in thousands)	2013	2012	2011
Premiums
Traditional life insurance	$38,618	$19,828	$20,728
Immediate annuities with life contingencies	4,349	6,653	12,434
Accident and health insurance	12,822	11,556	10,644

Total premiums	55,789	38,037	43,806
Contract charges
Interest-sensitive life insurance	72,740	54,357	52,228
Fixed annuities	398	1,331	2,617

Total contract charges	73,138	55,688	54,845

Total premiums and contract charges	$128,927	$93,725	$98,651